                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6108

                          INVESTORS MUNICIPAL CASH FUND
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, IL 60606
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-3488
                                                            --------------

                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        03/31

Date of reporting period:       03/31/05

ITEM 1.  REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

March 31, 2005

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

Thank you for investing with Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's shareholder report for its most recent fiscal year ended March 31, 2005. The fund series includes:

Tax-Exempt New York Money Market Fund

Investors Pennsylvania Municipal Cash Fund

Investors Florida Municipal Cash Fund

Investors New Jersey Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Briefly, for the 12-month period ended March 31, 2005, the fund's portfolios achieved their stated objectives of providing maximum current income while maintaining stability of capital.

Economic Review

Following months of reasonable GDP growth accompanied by stubbornly anemic jobs reports in late 2003/early 2004, the April 2004 nonfarm payroll report of 300,000 new jobs demonstrated that the US economy was in full recovery, meaning that the Federal Reserve Board (the Fed) would soon begin to raise rates. This signaled a dramatic change for the fixed-income markets, including money market securities. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market rates would move higher than shorter-term rates.1

1 Yield Curve — a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

With the job market seemingly back on track, the Fed began spelling out what came to be known as its "measured pace" policy. Under this policy, the Fed has been inching up the federal funds rate by 25 basis points (0.25%) at each of its seven policy meetings beginning in June 2004 through March 2005. At the close of the fund's fiscal year on March 31, 2005 the fed funds rate stood at 2.75%, up from 1.00% at the start of 2004.

In the second half of 2004, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. As we moved into the fourth quarter of 2004 and the first quarter of 2005, corporate pricing power (the ability of companies to raise prices to boost profits while retaining market share) began to strengthen as inflationary pressures took hold. Monthly job growth remained an economic indicator for the market, but its focus gradually shifted to a careful watch for signs of increased inflation. In a dramatic rise in tax-free money market rates, the Bond Buyer One-Year Note Index began the fund's fiscal year at 1.04% on April 1, 2004, and closed the 12-month period at 2.64% on March 31, 2005.2

2 The Bond Buyer Index is comprised of 10 one-year municipal note issues. All note issues are rated MIG 1 by Moody's. The Index is issued by the Bond Buyer and updated weekly. It is not possible to invest directly into an index.

During the 12-month period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were forced to adjust to dramatic changes in

Fund Results
As of March 31, 2005

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Fund	7-Day Current Yield*	Equivalent Taxable Yield**
Tax-Exempt New York Money Market Fund	1.11%	1.85%
Investors Pennsylvania Municipal Cash Fund	1.14%	1.80%
Investors Florida Municipal Cash Fund	1.16%	1.78%
Investors New Jersey Municipal Cash Fund	1.16%	1.96%
Investors Michigan Municipal Cash Fund	1.18%	1.89%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

Please call for the most current yield information.

* Future declines in interest rate levels could cause the funds' earnings to fall below each fund's expense ratios, resulting in a negative yield. The advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current average yields of the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been -3.62%, -12.09%, 0.18%, 0.60% and -4.03%, respectively, as of March 31, 2005.

** The equivalent taxable yield allows you to compare each fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and an approximate combined Federal and State of New York income tax rate of 40.01%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and an approximate combined Federal and State marginal income tax rate of 37.00%, 40.83% and 37.60%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 35.00% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market in June 2004 as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. (A severe short-term squeeze on supply tends to push prices of tax-exempt money market securities higher, and their yields significantly lower.)

Another event that created a temporary imbalance in the tax-free money markets was Microsoft's $30 billion dividend paid in December 2004. Because of automated exchanges of some of this money from brokerage accounts into tax-free money market funds, this event created a surge in demand for floating-rate securities and put significant downward pressure on their yields. Eventually, year-end redemptions and new issuance brought supply and demand within the tax-exempt money market back into balance.

During the reporting period, we maintained a cautious stance by shifting weighted average maturity to the shorter end of our maturity spectrum. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company. Lastly, as a holder of insured municipal credits, we are carefully monitoring the recent investigations of municipal credit insurer MBIA by securities regulators. MBIA, the largest municipal securities insurance firm, has been the subject of inquiries over certain types of derivative securities trading it engaged in during 2002.

Sincerely,

Joseph Benevento

Director, Deutsche Asset Management

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2005.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended ended March 31, 2005
Actual Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 10/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/05	$ 1,003.40	$ 1,003.70	$ 1,003.90	$ 1,003.30	$ 1,005.20
Expenses Paid per $1,000*	$ 5.34	$ 4.90	$ 5.00	$ 4.99	$ 4.95
Hypothetical 5% Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 10/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/05	$ 1,019.60	$ 1,020.04	$ 1,019.95	$ 1,019.95	$ 1,020.00
Expenses Paid per $1,000*	$ 5.39	$ 4.94	$ 5.04	$ 5.04	$ 4.99

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent year-end period, then divided by 365.

Annualized Expense Ratios
Tax-Exempt New York Money Market Fund	1.07%
Investors Pennsylvania Municipal Cash Fund	.98%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.99%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Tax-Exempt New York Money Market Fund

Asset Allocation	3/31/05	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	3/31/04
Tax-Exempt New York Money Market Fund	7 days	52 days
State Specific Retail New York Money Fund Average*	23 days	36 days

Investors Pennsylvania Municipal Cash Fund

Asset Allocation	3/31/05	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	3/31/04
Investors Pennsylvania Municipal Cash Fund	18 days	39 days
State Specific Retail Pennsylvania Money Fund Average*	22 days	33 days

Investors Florida Municipal Cash Fund

Asset Allocation	3/31/05	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	3/31/04
Investors Florida Municipal Cash Fund	11 days	38 days
State Specific Retail Florida Money Fund Average*	22 days	33 days

Investors New Jersey Municipal Cash Fund

Asset Allocation	3/31/05	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	3/31/04
Investors New Jersey Municipal Cash Fund	5 days	50 days
State Specific Retail New Jersey Money Fund Average*	27 days	39 days

Investors Michigan Municipal Cash Fund

Asset Allocation	3/31/05	3/31/04

Municipal Investments	100%	100%
Weighted Average Maturity	3/31/05	3/31/04
Investors Michigan Municipal Cash Fund	8 days	38 days
State Specific Retail Michigan Money Fund Average*	22 days	31 days

* The Funds are compared to their respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation is subject to change. For more complete details about the Funds' holdings, see pages 9-18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Portfolio of Investments as of March 31, 2005

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 98.2%
New York 89.3%
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 2.32%*, 2/1/2017, HSBC Bank USA (b)	390,000	390,000
Hempstead, Industrial Development Agency, Trigen-Nassua Energy, AMT, 2.31%*, 9/15/2015, Societe Generale (b)	300,000	300,000
Long Island, Power Authority, Electric System Revenue:
Series D, 2.23%*, 12/1/2029 (c)	150,000	150,000
Series 3B, 2.25%*, 5/1/2033, West LB AG (b)	200,000	200,000
Series 1B, 2.28%*, 5/1/2033, State Street Bank & Trust Co. (b)	650,000	650,000
Nassau, Health Care Corp. Revenue, Series 2004-C1, 2.23%*, 8/1/2029 (c)	100,000	100,000
New York, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 2.27%*, 5/1/2022, Depfa Bank PLC (b)	200,000	200,000
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 2.31%*, 11/15/2020 (c)	200,000	200,000
New York, State Dormitory Authority Revenue, Series B09, 144A, 2.32%*, 3/15/2023 (c)	350,000	350,000
New York, State Dormitory Authority Revenue, Cornell University:
Series B, 2.24%*, 7/1/2030	85,000	85,000
Series B, 2.29%*, 7/1/2025	300,000	300,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2A, 2.28%*, 2/15/2031 (c)	300,000	300,000
New York, State Dormitory Authority Revenue, Metropolitan Museum of Art, Series B, 2.23%*, 7/1/2023	150,000	150,000
New York, State General Obligation, Series B, 1.58%*, 3/15/2030, Dexia Credit Local FRNC (b)	100,000	100,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 2.26%*, 5/1/2029	300,000	300,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 2.31%*, 11/1/2028 (c)	200,000	200,000
New York, State Housing Finance Agency Revenue, Normandie Court I Project, 2.22%*, 5/15/2015, Landesbank Hessen-Thuringen (b)	100,000	100,000
New York, State Local Government Assistance Corp., Series 4V, 2.26%, 4/1/2022 (c)	250,000	250,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 2.32%*, 6/1/2021 (c)	400,000	400,000
New York, Triborough Bridge & Tunnel Authority, Special Obligation, Series A, 2.23%*, 1/1/2031 (c)	160,000	160,000
New York City, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 2.3%*, 12/1/2034, Allied Irish Bank PLC (b)	500,000	500,000
New York City, Transitional Finance Authority Revenue, NYC Recovery:
Series 1, 2.23%*, 11/1/2022	250,000	250,000
Series 1, 2.27%*, 11/1/2022	250,000	250,000
Series 1C, 2.28%*, 11/1/2022	100,000	100,000
Series 3E, 2.28%*, 11/1/2022	150,000	150,000
Series 3F, 2.28%*, 11/1/2022	360,000	360,000
New York, State General Obligation:
Series A-3, 2.23%*, 8/1/2031, BNP Paribas (b)	300,000	300,000
Series H-1, 2.25%*, 3/1/2034, Bank of New York (b)	300,000	300,000
Niagara County, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 2.35%*, 9/1/2021, KeyBank NA (b)	540,000	540,000
Onondaga County, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 2.35%*, 11/1/2025, HSBC Bank PLC (b)	300,000	300,000
Otsego County, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 2.33%*, 3/1/2025, Wilber National Bank (b)	375,000	375,000
Port Authority of New York and New Jersey, Special Obligation Revenue, AMT, Series PT-1755, 144A, 2.37%*, 6/1/2011 (c)	400,000	400,000
Schoharie County, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 144A, 2.35%*, 2/1/2021, KeyBank NA (b)	390,000	390,000
		9,100,000
Puerto Rico 8.9%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	900,000	900,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,000,000) (a)	98.2	10,000,000
Other Assets and Liabilities, Net	1.8	187,077
Net Assets	100.0	10,187,077

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2005.

(a) The cost for federal income tax purposes was $10,000,000.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	6.0%
FGIC	Financial Guaranty Insurance Company	5.5%
FSA	Financial Security Assurance	6.6%
MBIA	Municipal Bond Investors Assurance	7.0%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2005

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
Pennsylvania 84.7%
Allegheny County, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 2.3%*, 12/1/2019, Bank of America NA (b)	100,000	100,000
Allegheny County, Hospital Development Authority Revenue, UPMC Senior Living Corp., 2.28%*, 7/15/2028	190,000	190,000
Chester County, Industrial Development Authority, Industrial Development Revenue, Bentley Graphic, Inc. Project, AMT, 2.49%*, 12/1/2020, First Tennessee Bank (b)	355,000	355,000
Cumberland County, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services, Series C, 2.28%*, 1/1/2037, Sovereign Bank FSB (b)	100,000	100,000
Dallastown, State General Obligation, Area School District, 2.33%*, 2/1/2018 (c)	335,000	335,000
Delaware Valley, Regional Finance Authority, Local Government Revenue, Series PT-784, 144A, 2.38%*, 7/1/2026	190,000	190,000
Latrobe, Industrial Development Authority Revenue, Greensburg Diocese, 2.4%*, 6/1/2033, Allied Irish Bank PLC (b)	240,000	240,000
Lehigh County, Industrial Development Authority, Pollution Control Revenue, 2.05%*, 6/1/2014, Rabobank Nederland (b)	165,000	165,000
Montgomery County, Redevelopment Authority, Muli-Family Housing Revenue, Forge Gate Apartments Project, Series A, 2.22%*, 8/15/2031	140,000	140,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 2.32%*, 11/1/2041, Morgan Guaranty Trust (b)	190,000	190,000
Pennsylvania, Higher Educational Facilities Authority Revenue, Drexel University, Series B, 2.28%*, 5/1/2033, Allied Irish Bank PLC (b)	50,000	50,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 2.35%*, 3/1/2027 (c)	100,000	100,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.3%*, 8/1/2035, Citizens Bank of PA (b)	300,000	300,000
Pennsylvania, State Higher Educational Facilities Authority Hospital Revenue, Series MT-042, 144A, 2.34%*, 1/1/2024	140,000	140,000
Pennsylvania, State School District Revenue Lease, Public School Building Authority, Series A42, 144A, 1.8%*, 6/1/2028 (c)	400,000	400,000
Philadelphia, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 2.3%*, 7/1/2025	270,000	270,000
Somerset County, Industrial Development Authority, AMT, 2.39%*, 3/2/2015, National City Bank of PA (b)	50,000	50,000
		3,315,000
Oklahoma 3.1%
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 2.3%*, 7/1/2032 (c)	120,000	120,000
Puerto Rico 5.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	100,000	100,000
Puerto Rico, State General Obligation, Series 813-D, 144A, 2.3%*, 7/1/2020 (c)	100,000	100,000
		200,000
Utah 6.4%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 2.45%*, 7/1/2033, US Bank NA (b)	150,000	150,000
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 2.3%*, 2/1/2008	100,000	100,000
		250,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,885,000) (a)	99.3	3,885,000
Other Assets and Liabilities, Net	0.7	28,896
Net Assets	100.0	3,913,896

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) Cost for federal income tax purposes was $3,885,000.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	5.7%
FGIC	Financial Guaranty Insurance Company	8.6%
FSA	Financial Security Assurance	10.3%
MBIA	Municipal Bond Investors Assurance	2.6%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2005

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
Florida 88.3%
Broward County, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 2.3%*, 9/1/2026	600,000	600,000
Broward County, School Board Certificates of Participation, Series R-1056, 144A, 2.31%*, 7/1/2019 (c)	50,000	50,000
Dade County, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 2.35%*, 10/1/2016, Bank of America NA (b)	250,000	250,000
Florida, Board of Education, Lottery Revenue, Series PT-1952, 144A, 1.7%*, 1/1/2009 (c)	250,000	250,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 2.35%*, 8/1/2034, Bank One NA (b)	675,000	675,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 2.28%*, 10/15/2032	300,000	300,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 2.35%*, 12/1/2020, Wachovia Bank NA (b)	260,000	260,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 2.27%*, 7/1/2016 (c)	130,000	130,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 2.31%*, 7/1/2020 (c)	300,000	300,000
Highlands County, Health Facilities Authority Revenue, Adventist Health Systems:
Series B, 2.3%*, 11/15/2009, SunTrust Bank (b)	300,000	300,000
Series A, 2.3%*, 11/15/2032, SunTrust Bank (b)	175,000	175,000
Hillsborough County, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 2.45%*, 12/1/2016, First Union National Bank (b)	450,000	450,000
Jacksonville, Capital Project Revenue, Series 2, 2.23%*, 10/1/2022 (c)	200,000	200,000
Jacksonville, Electric Authority Revenue, 2.05%*, 5/10/2005	200,000	200,000
Jacksonville, Industrial Development Revenue, Airport Hotel Project, 2.25%*, 7/1/2013, Northern Trust Co. (b)	800,000	800,000
Lee County, Airport Revenue, AMT, Series 811-X, 144A, 2.37%*, 10/1/2029 (c)	500,000	500,000
Miami-Dade County, School Board Certificates of Partnership, Series R-4022, 2.31%*, 8/1/2021 (c)	400,000	400,000
Orange County, Health Facilities Authority Revenue, Presbyterian Retirement Project, 2.35%*, 11/1/2028, Bank of America NA (b)	290,000	290,000
Orange County, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 2.3%*, 10/1/2032	400,000	400,000
Orlando, Utilities Commission Water & Electric Revenue, Series A, 2.23%*, 10/1/2017	500,000	500,000
Pasco County, School Board Certificates of Participation, 2.28%*, 8/1/2026 (c)	50,000	50,000
Pinellas County, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 2.29%*, 7/1/2034, SunTrust Bank (b)	150,000	150,000
Reedy Creek, Improvement District Utilities Revenue, Series 986, 144A, 2.32%*, 10/1/2012 (c)	150,000	150,000
		7,380,000
Puerto Rico 9.9%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	425,000	425,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.29%*, 12/1/2030	300,000	300,000
Puerto Rico, State General Obligation, Series 813-D, 144A, 2.3%*, 7/1/2020 (c)	100,000	100,000
		825,000
Utah 1.5%
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 2.3%*, 2/1/2008	130,000	130,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,335,000) (a)	99.7	8,335,000
Other Assets and Liabilities, Net	0.3	23,329
Net Assets	100.0	8,358,329

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) The cost for federal income tax purposes was $8,335,000.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	8.2%
FGIC	Financial Guaranty Insurance Company	7.8%
FSA	Financial Security Assurance	6.0%
MBIA	Municipal Bond Investors Assurance	3.6%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2005

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.8%
New Jersey 76.8%
Atlantic County, Import Authority Revenue, Aces-Pooled Government Loan Program, 2.23%*, 7/1/2026, Kredietbank NV (b)	180,000	180,000
Gloucester County, Industrial Pollution Control, Financing Authority Revenue, ExxonMobil, 2.14%*, 1/1/2022	240,000	240,000
New Jersey, Economic Development Authority, 1.25%, 4/7/2005	300,000	300,000
New Jersey, Economic Development Authority Revenue:
Series RR-II-R-331, 144A, 2.31%*, 12/15/2015 (c)	100,000	100,000
Series RR-II-R-331, 144A, 2.33%*, 6/15/2012 (c)	170,000	170,000
New Jersey, Economic Development Authority, Dock Facility Revenue, Bayonne/IMTT Project:
Series A, 2.28%*, 12/1/2027, SunTrust Bank (b)	250,000	250,000
Series B, 2.28%*, 12/1/2027, SunTrust Bank (b)	175,000	175,000
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 2.35%*, 12/1/2007, Bank of New York (b)	175,000	175,000
New Jersey, Economic Development Authority, Special Facilities Revenue, Newark Container LLC, AMT, 2.32%*, 7/1/2030, Citibank NA (b)	200,000	200,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, AMT, Series A, 2.25%*, 9/1/2031, First Union National Bank (b)	200,000	200,000
New Jersey, Economic Development Authority, Water Facilities Revenue, United Water, New Jersey, Inc. Project, Series B, 2.32%*, 11/1/2025 (c)	60,000	60,000
New Jersey, Floating Rate Trust Receipts, Series D, 144A, 2.31%*, 6/24/2005	100,000	100,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing:
Series B, 2.22%*, 7/1/2035, Chase Manhattan Bank (b)	150,000	150,000
Series D, 2.22%*, 7/1/2035, Chase Manhattan Bank (b)	150,000	150,000
New Jersey, Sports & Exposition Authority State Contract, Series C, 2.23%*, 9/1/2024 (c)	125,000	125,000
New Jersey, State Transitional Trust Fund Authority, Series PT-2488, 144A, 2.31%*, 12/15/2017 (c)	100,000	100,000
New Jersey, State Transportation Corp. Certificates, Series PA-785, 2.31%*, 9/15/2015 (c)	150,000	150,000
Port Authority of New York and New Jersey, Series A, 1.92%, 4/7/2005	300,000	300,000
Port Authority of New York and New Jersey, Special Obligation Revenue, AMT, Series PT-1755, 2.37%*, 6/1/2011 (c)	210,000	210,000
Salem County, Improvement Authority Revenue, Friends Home Woodstown, Inc., 2.3%*, 4/1/2034, Fleet National Bank (b)	200,000	200,000
Salem County, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 2.0%*, 3/1/2012	200,000	200,000
		3,735,000
Ohio 7.0%
Lorain, Port Authority Revenue, Port Development, Spitzer Project, AMT, 2.45%*, 12/1/2019, National City Bank (b)	340,000	340,000
Pennsylvania 4.1%
Delaware River, Port Authority of Pennsylvania & New Jersey Revenue, Merlots, Series B-04, 2.32%*, 1/1/2026 (c)	200,000	200,000
Puerto Rico 7.8%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	200,000	200,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.29%*, 12/1/2030	180,000	180,000
		380,000
Texas 4.1%
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 2.3%*, 12/1/2032	200,000	200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,855,000) (a)	99.8	4,855,000
Other Assets and Liabilities, Net	0.2	11,668
Net Assets	100.0	4,866,668

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) Cost for federal income tax purposes was $4,855,000.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	6.3%
FGIC	Financial Guaranty Insurance Company	9.7%
MBIA	Municipal Bond Investors Assurance	6.9%

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2005

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 95.6%
Michigan 82.7%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 2.32%*, 1/1/2011 (c)	100,000	100,000
Detroit, City School District:
Series PT-1844, 144A, 2.31%*, 5/1/2011 (c)	200,000	200,000
Series PT-1844, 144A, 2.31%*, 5/1/2023 (c)	95,000	95,000
Detroit, Economic Development Corp. Resources, Recovery Revenue, Series A, AMT, 3.8%, 5/1/2005 (c)	100,000	100,158
Detroit, Economic Development Corp., Waterfront Reclamation,, Series A, 2.3%*, 5/1/2009, Bank of America NA (b)	277,000	277,000
Detroit, Sewer Disposal Revenue, Series B, 2.28%*, 7/1/2033 (c)	140,000	140,000
Detroit, Sewer Disposal Revenue, Prerefunded, Series A, 5.25%, 7/1/2005 (c)	80,000	80,634
Detroit, Water Supply Systems, Series B-24, 2.35%*, 8/1/2021 (c)	100,000	100,000
Flushing, Community Schools, Series R-4517, 144A, 2.32%*, 5/1/2023	325,000	325,000
Fremont, Hospital Finance Authority, 2.19%*, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, Hospital Revenue, Series A, 2.31%*, 9/1/2026, First of America Bank (b)	300,000	300,000
Georgetown Township, Economic Development Corp., Limited Obligation Revenue, Sunset Manor Inc. Project, 2.28%*, 11/1/2019, LaSalle Bank NA (b)	215,000	215,000
Holt, Public Schools, 2.24%*, 5/1/2030	175,000	175,000
Jackson County, Economic Development Corp. Revenue, Spring Arbor College Project, 2.33%*, 12/1/2020, Comerica Bank (b)	210,000	210,000
Michigan, Certificate of Participation, Series 530, 144A, 2.35%*, 9/1/2011 (c)	125,000	125,000
Michigan, Hospital Finance Authority Revenue, Covenamt Retirement, Series A, 2.28%*, 12/1/2029, LaSalle Bank NA (b)	30,000	30,000
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 2.3%*, 8/15/2032	100,000	100,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 2.32%*, 6/1/2018, Bank of New York (b)	350,000	350,000
Michigan, Municipal Securities Trust Certificates:
Series 9054, 144A, 2.32%*, 4/20/2011	175,000	175,000
Series 9054, 144A, 2.32%*, 11/4/2020	95,000	95,000
Michigan, Oakland University Revenue, 2.27%*, 3/1/2031 (c)	100,000	100,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.43%*, 10/1/2015, Comerica Bank (b)	200,000	200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 2.45%*, 2/1/2020, JP Morgan Chase Bank (b)	160,000	160,000
Michigan, Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 2.39%*, 3/1/2030, National City Bank (b)	125,000	125,000
Michigan, University of Michigan Hospital Revenue, Series A, 2.26%*, 12/1/2027	200,000	200,000
Oakland County, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 2.43%*, 11/1/2023, JPMorgan Chase Bank (b)	100,000	100,000
Sterling Heights, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 2.45%*, 2/1/2016, JPMorgan Chase Bank (b)	130,000	130,000
		4,247,792
Georgia 0.8%
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 2.35%*, 5/1/2021, SunTrust Bank (b)	40,000	40,000
North Carolina 2.0%
Moore County, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 2.39%*, 5/1/2010, Wachovia Bank NA (b)	100,000	100,000
Puerto Rico 3.8%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.29%*, 10/1/2008	75,000	75,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 2.29%*, 12/1/2030	120,000	120,000
		195,000
Texas 1.5%
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 2.3%*, 12/1/2032	75,000	75,000
Utah 2.9%
Heber City, Industrial Development Revenue, Industrial Parkway Properties LLC Project, AMT, 2.45%*, 7/1/2033, US Bank NA (b)	150,000	150,000
Virginia 1.9%
Loudoun County, Industrial Development Authority Revenue, Howard Hughes Medical Center, Series A, 2.29%*, 2/15/2038	100,000	100,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,907,792) (a)	95.6	4,907,792
Other Assets and Liabilities, Net	4.4	226,820
Net Assets	100.0	5,134,612

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) The cost for federal income tax purposes was $4,907,792.

(b) Security incorporates a letter of credit from a major bank.

(c) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	2.0%
FGIC	Financial Guaranty Insurance Company	9.7%
FSA	Financial Security Assurance	2.9%
MBIA	Municipal Bond Investors Assurance	6.6%

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2005
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 10,000,000	$ 3,885,000	$ 8,335,000	$ 4,855,000	$ 4,907,792
Cash	171,329	2,035	29,260	11,608	46,694
Receivable for investments sold	—	—	5,000	—	175,053
Interest receivable	35,127	10,198	23,365	13,298	17,258
Receivable for Fund shares sold	—	—	—	—	3,000
Due from Advisor	16,167	48,060	2,919	26,432	21,845
Other Assets	7,832	4,933	5,075	4,713	3,997
Total assets	10,230,455	3,950,226	8,400,619	4,911,051	5,175,639
Liabilities
Dividends payable	325	135	293	166	181
Payable for Fund shares redeemed	—	—	—	2,010	—
Other accrued expenses and payables	43,053	36,195	41,997	42,207	40,846
Total liabilities	43,378	36,330	42,290	44,383	41,027
Net assets, at value	10,187,077	3,913,896	8,358,329	4,866,668	5,134,612
Net Assets
Net assets consist of: Undistributed net investment income	12,026	525	272	258	99
Accumulated net realized gain (loss)	(11,611)	(1,245)	(2,202)	(8,246)	(7)
Paid-in capital	10,186,662	3,914,616	8,360,259	4,874,656	5,134,520
Net assets, at value	$ 10,187,077	$ 3,913,896	$ 8,358,329	$ 4,866,668	$ 5,134,612
Shares outstanding	10,186,550	3,912,976	8,358,600	4,868,525	5,134,615
Net asset value, offering and redemption price per share (net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2005
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 386,587	$ 123,235	$ 229,164	$ 212,407	$ 60,492
Expenses: Management fee	68,515	21,449	37,846	37,620	8,633
Services to shareholders	49,005	20,747	30,290	30,472	13,119
Custodian fees	5,729	4,587	3,769	4,478	3,972
Distribution service fees	155,716	48,748	86,014	85,499	13,732
Auditing	32,084	31,150	32,102	32,269	32,805
Legal	13,580	26,272	16,766	29,336	15,282
Trustees' fees and expenses	14,318	9,858	10,477	10,226	7,600
Reports to shareholders	11,026	5,929	4,801	2,652	2,624
Registration fees	16,885	16,883	11,350	14,643	16,079
Other	2,802	1,234	308	1,005	929
Total expenses, before expense reductions	369,660	186,857	233,723	248,200	114,775
Expense reductions	(61,182)	(89,901)	(62,200)	(77,959)	(77,764)
Total expenses, after expense reductions	308,478	96,956	171,523	170,241	37,011
Net investment income	78,109	26,279	57,641	42,166	23,481
Net gain (loss) on investment transactions	(11,381)	(1,245)	(2,140)	(7,890)	—
Net increase from payments by affiliates	—	1,707	2,140	7,890	—
Net increase (decrease) in net assets resulting from operations	$ 66,728	$ 26,741	$ 57,641	$ 42,166	$ 23,481

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2005	2004	2005	2004	2005	2004
Operations: Net investment income	$ 78,109	$ 83,847	$ 26,279	$ 9,223	$ 57,641	$ 25,766
Net realized gain (loss) on investment transactions	(11,381)	17,203	(1,245)	675	(2,140)	—
Net increase from payments by affiliates	—	—	1,707	—	2,140	—
Net increase (decrease) in net assets resulting from operations	66,728	101,050	26,741	9,898	57,641	25,766
Distributions to shareholders from net investment income	(82,066)	(83,847)	(26,358)	(9,294)	(57,303)	(25,832)
Fund share transactions: Proceeds from shares sold	123,269,303	216,807,236	39,333,558	51,419,619	82,736,276	143,382,516
Reinvestment of distributions	69,875	83,173	24,040	9,324	49,945	25,674
Cost of shares redeemed	(160,378,666)	(218,891,794)	(46,869,851)	(46,664,830)	(102,532,138)	(135,427,139)
Net increase (decrease) in net assets from Fund share transactions	(37,039,488)	(2,001,385)	(7,512,253)	4,764,113	(19,745,917)	7,981,051
Increase (decrease) in net assets	(37,054,826)	(1,984,182)	(7,511,870)	4,764,717	(19,745,579)	7,980,985
Net assets at beginning of period	47,241,903	49,226,085	11,425,766	6,661,049	28,103,908	20,122,923
Net assets at end of period	$ 10,187,077	47,241,903	$ 3,913,896	11,425,766	$ 8,358,329	28,103,908
Undistributed (accumulated distributions in excess of) net investment income	$ 12,026	$ (480)	$ 525	$ 604	$ 272	$ (66)
Other Information
Shares outstanding at beginning of period	47,226,038	49,227,590	11,425,229	6,661,045	28,104,517	20,122,924
Shares sold	123,269,303	216,807,070	39,333,558	51,419,662	82,736,276	143,383,050
Shares issued to shareholders in reinvestment of distributions	69,875	83,173	24,040	9,324	49,945	25,674
Shares redeemed	(160,378,666)	(218,891,795)	(46,869,851)	(46,664,762)	(102,532,138)	(135,427,131)
Net increase (decrease) in Fund shares	(37,039,488)	(2,001,552)	(7,512,253)	4,764,184	(19,745,917)	7,981,593
Shares outstanding at end of period	10,186,550	47,226,038	3,912,976	11,425,229	8,358,600	28,104,517

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
	Years Ended March 31,		Years Ended March 31,
	2005	2004	2005	2004
Operations: Net investment income	$ 42,166	$ 26,067	$ 23,481	$ 17,196
Net realized gain (loss) on investment transactions	(7,890)	(356)	—	—
Net increase from payments by affiliates	7,890	—	—	—
Net increase (decrease) in net assets resulting from operations	42,166	25,711	23,481	17,196
Distributions to shareholders from net investment income	(43,852)	(25,822)	(26,752)	(13,839)
Fund share transactions: Proceeds from shares sold	98,128,246	157,656,507	35,636,190	12,402,777
Reinvestment of distributions	38,629	25,376	26,538	14,062
Cost of shares redeemed	(112,826,923)	(168,174,081)	(33,717,956)	(17,632,130)
Net increase (decrease) in net assets from Fund share transactions	(14,660,048)	(10,492,198)	1,944,772	(5,215,291)
Increase (decrease) in net assets	(14,661,734)	(10,492,309)	1,941,501	(5,211,934)
Net assets at beginning of period	19,528,402	30,020,711	3,193,111	8,405,045
Net assets at end of period	$ 4,866,668	$ 19,528,402	$ 5,134,612	$ 3,193,111
Undistributed net investment income	$ 258	$ 1,945	$ 99	$ 3,370
Other Information
Shares outstanding at beginning of period	19,528,573	30,020,707	3,189,843	8,405,045
Shares sold	98,128,246	157,656,561	35,636,190	12,402,854
Shares issued to shareholders in reinvestment of distributions	38,629	25,376	26,538	14,062
Shares redeemed	(112,826,923)	(168,174,071)	(33,717,956)	(17,632,118)
Net increase (decrease) in Fund shares	(14,660,048)	(10,492,134)	1,944,772	(5,215,202)
Shares outstanding at end of period	4,868,525	19,528,573	5,134,615	3,189,843

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.002	.004	.01	.03
Less distributions from net investment income	(.004)	(.002)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.42	.17	.42	1.24	3.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10	47	49	164	175
Ratio of expenses before expense reductions (%)	1.19	.89	.95	1.04	1.18[b]
Ratio of expenses after expense reductions (%)	1.00	.86	.95	.94	.87[b]
Ratio of net investment income (%)	.25[e]	.17	.41	1.23	3.10

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.001	.004	.01	.03
Less distributions from net investment income	(.005)	(.001)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.45[d]	.11	.39	1.33	3.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	11	7	29	25
Ratio of expenses before expense reductions (%)	1.91	1.80	1.28	1.09	1.36[c]
Ratio of expenses after expense reductions (%)	.99	.95	1.00	.95	.96[c]
Ratio of net investment income (%)	.27[e]	.10	.44	1.27	3.07

a Total returns would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.14% and .86%, respectively.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.28% and .93%, respectively.

d Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor (see Note 6). Without this contribution the total return would have been lower.

e Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

Investors Florida Municipal Cash Fund

Years Ended March 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.001	.004	.01	.03
Less distributions from net investment income	(.005)	(.001)	(.004)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.47[d]	.11	.37	1.36	3.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	28	20	57	57
Ratio of expenses before expense reductions (%)	1.36	1.35	1.11	1.08	1.26[b]
Ratio of expenses after expense reductions (%)	1.00	.95	.99	.95	.96[b]
Ratio of net investment income (%)	.33[e]	.11	.40	1.34	3.06

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.004	.001	.003	.01	.03
Less distributions from net investment income	(.004)	(.001)	(.003)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.39[d]	.09	.30	1.12	2.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	20	30	70	77
Ratio of expenses before expense reductions (%)	1.45	1.21	1.13	1.00	1.14[c]
Ratio of expenses after expense reductions (%)	1.00	.92	.99	.95	.95[c]
Ratio of net investment income (%)	.25[e]	.09	.30	1.15	2.80

a Total returns would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.20% and .94%, respectively.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.10% and .94%, respectively.

d Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor (see Note 6). Without this contribution the total return would have been lower.

e Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.002	.006	.01	.03
Less distributions from net investment income	(.007)	(.002)	(.006)	(.01)	(.03)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.67	.23	.56	1.50	3.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	3	8	37	29
Ratio of expenses before expense reductions (%)	2.92	2.23	1.01	.91	1.16[b]
Ratio of expenses after expense reductions (%)	.94	.85	.83	.75	.78[b]
Ratio of net investment income (%)	.60	.30	.62	1.44	3.28

a Total returns would have been lower had certain expenses not been reduced.

b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.07% and .75%, respectively.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust. The Trust offers five series of shares — Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

During the year ended March 31, 2005, the Investors Florida Municipal Cash Fund utilized approximately $2 of its capital loss carryforward. At March 31, 2005, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration
Tax-Exempt New York Money Market Fund	11,600	3/31/2013
Investors Pennsylvania Municipal Cash Fund	1,250	3/31/2013
Investors Florida Municipal Cash Fund	10	3/31/2009
	50	3/31/2010
	2,140	3/31/2013
Investors New Jersey Municipal Cash Fund	8,200	3/31/2013
Investors Michigan Municipal Cash Fund	10	3/31/2009

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At March 31, 2005, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Tax-Exempt New York Money Market Fund
Undistributed tax-exempt income	$ 21,532
Undistributed taxable income*	$ —
Capital loss carryforwards	$ (11,600)
Net unrealized appreciation (depreciation) on investments	$ —
Investors Pennsylvania Municipal Cash Fund
Undistributed tax-exempt income	$ 3,592
Undistributed taxable income*	$ —
Capital loss carryforwards	$ (1,250)
Net unrealized appreciation (depreciation) on investments	$ —
Investors Florida Municipal Cash Fund
Undistributed tax-exempt income	$ 4,075
Undistributed taxable income*	$ —
Capital loss carryforwards	$ (2,200)
Net unrealized appreciation (depreciation) on investments	$ —
Investors New Jersey Municipal Cash Fund
Undistributed tax-exempt income	$ 1,007
Undistributed taxable income*	$ —
Capital loss carryforwards	$ (8,200)
Net unrealized appreciation (depreciation) on investments	$ —
Investors Michigan Municipal Cash Fund
Undistributed tax-exempt income	$ 3,804
Undistributed taxable income*	$ —
Capital loss carryforwards	$ (10)
Net unrealized appreciation (depreciation) on investments	$ —

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

In addition, during the year ended March 31, 2005, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

	Distributions from Tax-Exempt Income	Distributions from Taxable Income
Tax-Exempt New York Money Market Fund	$ 65,601	$ 16,465
Investors Pennsylvania Municipal Cash Fund	$ 26,358	$ —
Investors Florida Municipal Cash Fund	$ 57,303	$ —
Investors New Jersey Municipal Cash Fund	$ 43,852	$ —
Investors Michigan Municipal Cash Fund	$ 26,752	$ —

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based on net assets.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended March 31, 2005, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Waived ($)	Annual Effective Rate (%)
Tax-Exempt New York Money Market Fund	68,515	—	.22
Investors Pennsylvania Municipal Cash Fund	21,449	21,449.00
Investors Florida Municipal Cash Fund	37,846	—	.22
Investors New Jersey Municipal Cash Fund	37,620	—	.22
Investors Michigan Municipal Cash Fund	8,633	8,633.00

The Advisor and certain of its subsidiaries have voluntarily maintained the annualized expenses of the Funds as follows:

For the period April 1, 2004 to August 1, 2004:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.85%
For the period August 2, 2004 to March 31, 2005:
Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	1.00%

* Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Under this arrangement, the Advisor waived its entire management fee and reimbursed the Investors Pennsylvania Municipal Cash Fund and the Investors Michigan Municipal Cash Fund $7,672 and $49,804, respectively, for certain expenses for the year ended March 31, 2005.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, for the year ended March 31, 2005, the Advisor reimbursed an additional $176 for expenses for Investors New Jersey Municipal Cash Fund.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the the year ended March 31, 2005, SISC received shareholder servicing fees as follows:

Fund	Total Aggregated	Waived ($)
Tax-Exempt New York Money Market Fund	31,607	31,607
Investors Pennsylvania Municipal Cash Fund	10,874	10,874
Investors Florida Municipal Cash Fund	18,932	18,932
Investors New Jersey Municipal Cash Fund	18,515	18,515
Investors Michigan Municipal Cash Fund	4,638	4,638

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by SDI, for the year ended March 31, 2005, was as follows:

Fund	Total Aggregated ($)	Waived ($)	Annual Effective Rate (%)
Tax-Exempt New York Money Market Fund	155,716	27,752.41
Investors Pennsylvania Municipal Cash Fund	48,748	48,748.00
Investors Florida Municipal Cash Fund	86,014	41,972.26
Investors New Jersey Municipal Cash Fund	85,499	57,842.16
Investors Michigan Municipal Cash Fund	13,732	13,732.00

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Insurance Brokerage Commissions. The Funds paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Funds for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Funds. The amounts for 2002 and 2003 were as follows:

Fund	Amount ($)
	2002	2003
Tax-Exempt New York Money Market Fund	54	16
Investors Pennsylvania Municipal Cash Fund	10	3
Investors Florida Municipal Cash Fund	21	5
Investors New Jersey Municipal Cash Fund	24	10
Investors Michigan Municipal Cash Fund	13	1

3. Expense Reductions

For the year ended March 31, 2005, the Advisor agreed to reimburse each Fund a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	1,327
Investors Pennsylvania Municipal Cash Fund	1,035
Investors Florida Municipal Cash Fund	1,109
Investors New Jersey Municipal Cash Fund	1,137
Investors Michigan Municipal Cash Fund	935

In addition, each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the year ended March 31, 2005, the Funds' custodian and transfer agent fees were reduced as follows:

Fund	Custodian Fee ($)	Transfer Agent Fee ($)
Tax-Exempt New York Money Market Fund	48	448
Investors Pennsylvania Municipal Cash Fund	26	97
Investors Florida Municipal Cash Fund	21	166
Investors New Jersey Municipal Cash Fund	27	262
Investors Michigan Municipal Cash Fund	16	6

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

6. Payments made by Affiliates

During the year ended March 31, 2005, the Advisor voluntarily reimbursed the Investors Pennsylvania Municipal Cash Fund $1,707, the Investors Florida Municipal Cash Fund $2,140, and the Investors New Jersey Municipal Cash Fund $7,890 for losses on investments resulting from sales to fund a redemption request on October 26, 2004.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of
Trustees of Investors Municipal Cash Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (the "Funds"), as of March 31, 2005, and the related statements of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Investors Municipal Cash Fund at March 31, 2005, and the results of their operations for the year ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 13, 2005

Tax Information (Unaudited)

Of the dividends paid from net investment income by each Fund for the taxable year ended March 31, 2005, 80% are designated as exempt interest dividends for federal income tax purposes for Tax-Exempt New York Money Market Fund and 100% are designated as exempt interest dividends for federal income tax purposes for Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of March 31, 2005. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholders' meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairman, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	83
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	83
Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	83
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	83
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	83
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	83
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	83
William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	83
Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983-present). Director, The Germany Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).

* Inception date of the corporation which was the predecessor to the L.L.C.

		86
John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	83
Interested Trustee and Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
William N. Shiebler[4] (1942) Trustee, 2004-present	Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	135
Julian F. Sluyters[4] (1960) President and Chief Executive Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management

n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Kenneth Murphy[5] (1963) Vice President, 2002-present	Vice President, Deutsche Asset Management (2000-present); formerly, Director, John Hancock Signature Services (1992-2000)	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004)

n/a
Charles A. Rizzo[5] (1957) Treasurer, 2002-present

Managing Director[3], Deutsche Asset Management (since April 2004); formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)

n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Lisa Hertz[4] (1970) Assistant Secretary, 2003-present	Vice President, Deutsche Asset Management	n/a
Daniel O. Hirsch[6] (1954) Assistant Secretary, 2002-present

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Kevin M. Gay[5] (1959) Assistant Treasurer, 2004-present	Vice President, Deutsche Asset Management	n/a
Salvatore Schiavone[5] (1965) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each Officer was first elected to serve as an Officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154

5 Address: Two International Place, Boston, Massachusetts 02110

6 Address: One South Street, Baltimore, Maryland 21202

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

Notes

Notes

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.         CODE OF ETHICS.

As of the end of the period, March 31, 2005, Investors Municipal Cash Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Donald L. Dunaway. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                      TAX-EXEMPT NEW YORK MONEY MARKET FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

     Services that the Fund's Independent Registered Public Accounting Firm
                               Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year  Audit Fees     Audit-Related        Tax Fees        All Other
   Ended       Billed        Fees Billed        Billed to      Fees Billed
 March 31,    to Fund          to Fund             Fund           to Fund
--------------------------------------------------------------------------------
2005          $28,197            $0               $3,845            $0
--------------------------------------------------------------------------------
2004          $28,321            $0               $3,845           $364
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                 All
                Fees Billed to   Tax Fees Billed to    Other Fees Billed
Fiscal Year      Adviser and         Adviser and         to Adviser and
 Ended        Affiliated Fund     Affiliated Fund      Affiliated Fund
March 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2005             $347,500                 $0                    $0
--------------------------------------------------------------------------------
2004             $112,900                 $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                               Non-Audit
                              Fees billed
                               to Adviser
                             and Affiliated
                              Fund Service        Total
                                Providers     Non-Audit Fees
                              (engagements       billed to
                                 related         Adviser
                               directly to     and Affiliated
                              the operations   Fund Service
                  Total        and financial     Providers
              Non-Audit Fees    reporting        (all other
 Fiscal Year  Billed to Fund   of the Fund)      engagements)  Total of (A), (B)
   Ended
  March 31,        (A)            (B)                (C)            and (C)
--------------------------------------------------------------------------------
2005            $3,845             $0            $247,266            $251,111
--------------------------------------------------------------------------------
2004            $4,209             $0           $2,767,000          $2,771,209
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                   INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

   Services that the Fund's Independent Registered Public
             Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year  Audit Fees     Audit-Related        Tax Fees        All Other
   Ended       Billed        Fees Billed        Billed to      Fees Billed
 March 31,    to Fund          to Fund             Fund           to Fund
--------------------------------------------------------------------------------
2005            $28,105          $0                $3,832           $0
--------------------------------------------------------------------------------
2004            $28,228          $0                $3,832          $364
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                 All
                Fees Billed to   Tax Fees Billed to    Other Fees Billed
Fiscal Year      Adviser and         Adviser and         to Adviser and
 Ended        Affiliated Fund     Affiliated Fund      Affiliated Fund
March 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2005             $347,500               $0                    $0
--------------------------------------------------------------------------------
2004             $112,900               $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                               Non-Audit
                              Fees billed
                               to Adviser
                             and Affiliated
                              Fund Service        Total
                                Providers     Non-Audit Fees
                              (engagements       billed to
                                 related         Adviser
                               directly to     and Affiliated
                              the operations   Fund Service
                  Total        and financial     Providers
              Non-Audit Fees    reporting        (all other
 Fiscal Year  Billed to Fund   of the Fund)      engagements)  Total of (A), (B)
   Ended
  March 31,        (A)            (B)                (C)            and (C)
--------------------------------------------------------------------------------
2005              $3,832          $0              $247,266          $251,098
--------------------------------------------------------------------------------
2004              $4,196          $0             $2,767,000        $2,771,196
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                      INVESTORS FLORIDA MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year  Audit Fees     Audit-Related        Tax Fees        All Other
   Ended       Billed        Fees Billed        Billed to      Fees Billed
 March 31,    to Fund          to Fund             Fund           to Fund
--------------------------------------------------------------------------------
2005          $28,189            $0               $3,844             $0
--------------------------------------------------------------------------------
2004          $28,313            $0               $3,844            $364
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                 All
                Fees Billed to   Tax Fees Billed to    Other Fees Billed
Fiscal Year      Adviser and         Adviser and         to Adviser and
 Ended        Affiliated Fund     Affiliated Fund      Affiliated Fund
March 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2005               $347,500             $0                    $0
--------------------------------------------------------------------------------
2004               $112,900             $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                               Non-Audit
                              Fees billed
                               to Adviser
                             and Affiliated
                              Fund Service        Total
                                Providers     Non-Audit Fees
                              (engagements       billed to
                                 related         Adviser
                               directly to     and Affiliated
                              the operations   Fund Service
                  Total        and financial     Providers
              Non-Audit Fees    reporting        (all other
 Fiscal Year  Billed to Fund   of the Fund)      engagements)  Total of (A), (B)
   Ended
  March 31,        (A)            (B)                (C)            and (C)
--------------------------------------------------------------------------------
2005             $3,844            $0             $247,266         $251,110
--------------------------------------------------------------------------------
2004             $4,208            $0            $2,767,000       $2,771,208
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                    INVESTORS NEW JERSEY MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year  Audit Fees     Audit-Related        Tax Fees        All Other
   Ended       Billed        Fees Billed        Billed to      Fees Billed
 March 31,    to Fund          to Fund             Fund           to Fund
--------------------------------------------------------------------------------
2005          $28,136            $0              $3,837             $0
--------------------------------------------------------------------------------
2004          $28,206            $0              $3,837            $364
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                 All
                Fees Billed to   Tax Fees Billed to    Other Fees Billed
Fiscal Year      Adviser and         Adviser and         to Adviser and
 Ended        Affiliated Fund     Affiliated Fund      Affiliated Fund
March 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2005              $347,500              $0                    $0
--------------------------------------------------------------------------------
2004              $112,900              $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                               Non-Audit
                              Fees billed
                               to Adviser
                             and Affiliated
                              Fund Service        Total
                                Providers     Non-Audit Fees
                              (engagements       billed to
                                 related         Adviser
                               directly to     and Affiliated
                              the operations   Fund Service
                  Total        and financial     Providers
              Non-Audit Fees    reporting        (all other
 Fiscal Year  Billed to Fund   of the Fund)      engagements)  Total of (A), (B)
   Ended
  March 31,        (A)            (B)                (C)            and (C)
--------------------------------------------------------------------------------
2005              $3,837          $0              $247,266         $251,103
--------------------------------------------------------------------------------
2004              $4,201          $0             $2,767,000       $2,771,201
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

                     INVESTORS MICHIGAN MUNICIPAL CASH FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP
("E&Y"), the Fund's independent registered public accounting firm, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

             Services that the Fund's Independent Registered Public
                       Accounting Firm Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year  Audit Fees     Audit-Related        Tax Fees        All Other
   Ended       Billed        Fees Billed        Billed to      Fees Billed
 March 31,    to Fund          to Fund             Fund           to Fund
--------------------------------------------------------------------------------
2005           $28,082            $0              $3,829             $0
--------------------------------------------------------------------------------
2004           $28,206            $0              $3,829            $364
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

             Services that the Fund's Independent Registered Public
   Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                 All
                Fees Billed to   Tax Fees Billed to    Other Fees Billed
Fiscal Year      Adviser and         Adviser and         to Adviser and
 Ended        Affiliated Fund     Affiliated Fund      Affiliated Fund
March 31,      Service Providers   Service Providers    Service Providers
--------------------------------------------------------------------------------
2005              $347,500               $0                    $0
--------------------------------------------------------------------------------
2004              $112,900               $0                    $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that E&Y billed during the
Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service
Provider that related directly to the Fund's operations and financial reporting.
The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.

--------------------------------------------------------------------------------
                                 Total
                               Non-Audit
                              Fees billed
                               to Adviser
                             and Affiliated
                              Fund Service        Total
                                Providers     Non-Audit Fees
                              (engagements       billed to
                                 related         Adviser
                               directly to     and Affiliated
                              the operations   Fund Service
                  Total        and financial     Providers
              Non-Audit Fees    reporting        (all other
 Fiscal Year  Billed to Fund   of the Fund)      engagements)  Total of (A), (B)
   Ended
  March 31,        (A)            (B)                (C)            and (C)
--------------------------------------------------------------------------------
2005            $3,829            $0              $247,266        $251,095
--------------------------------------------------------------------------------
2004            $4,193            $0             $2,767,000      $2,771,193
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the
"Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and
2004, member firms in China and Japan ("E&Y China" and "E&Y Japan,"
respectively) received funds from the DB entities that went into E&Y
"representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule
2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to
February 2005, a member firm in Chile ("E&Y Chile") received funds from the
DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule
2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately
$1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $11,724 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of
E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as independent registered public accounting firm for the Fund was not impaired during the period the services were provided. In reaching this conclusion,
E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y
China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Exempt New York Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Exempt New York Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Pennsylvania Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Florida Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Florida Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors New Jersey Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors New Jersey Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Michigan Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Investors Michigan Municipal Cash Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 31, 2005

By:                                 Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 31, 2005